Commitments - Capital commitments (Details) - GBP (£)	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Property, plant and equipment
Capital commitments
Capital commitments	£ 11,828,000	£ 1,992,000	£ 2,166,000
Other intangible assets
Capital commitments
Capital commitments	£ 0	£ 0	£ 0